Investments (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments	€ (353)	€ (370)
Saipem SpA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments	€ 101	€ 144
% of the investment in joint ventures	31.00%	30.76%
PetroSucre SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments		€ 92
% of the investment in associates		26.00%
Angola LNG Ltd [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments		€ 62
% of the investment in associates	13.60%	13.60%
PetroBicentenario SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments		€ 26
% of the investment in joint ventures		40.00%
Cardon IV SA One [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments	€ 184	€ 20
% of the investment in joint ventures	50.00%	50.00%
Matrica SpA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments	€ 17	€ 4
% of the investment in joint ventures	50.00%	50.00%
Union Fenosa Gas SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments	€ 28
% of the investment in joint ventures	50.00%	50.00%
Unimar Llc [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in joint ventures	50.00%	50.00%
Other Related Parties [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Share of loss of equity accounted investments	€ 23	€ 22